Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	May 31, 2026	May 31, 2026
Without Sales Load [Member] | C000222702
Average Annual Return [Line Items]
Average Annual Return, Percent	14.93%	5.24%
Without Sales Load [Member] | C000222703
Average Annual Return [Line Items]
Average Annual Return, Percent	15.15%	5.43%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	5.13%	(0.13%)
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	4.66%
S&P Target Date 2010 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	12.87%	4.66%